Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Carrying amounts and movements of right-of-use assets
	Land	Office buildings	Total right of use assets
Balance as at January 1, 2018	7,227	1,726	8,953
Additions	-	471	471
Depreciation expense	(149)	(654)	(803)
Balance as at December 31, 2018	7,078	1,543	8,621
Additions	-	225	225
Depreciation expense	(149)	(643)	(792)
Balance as at December 31, 2019	6,929	1,125	8,054
Depreciation expense	(149)	(630)	(779)
Balance as at December 31, 2020	6,780	495	7,275

Analysis of the lease liabilities
	2020	2019	2018
At January 1,	8,551	8,979	9,148
Additions	-	224	472
Accretion of interest	606	654	668
Payments	(1,301)	(1,306)	(1,309)
At December 31,	7,856	8,551	8,979
Current	911	1,300	1,308
Non-current	6,945	7,251	7,671

Maturity analysis of operating lease payments
	Less than 1 year	Between 1 and 5 years	Over 5 years	Total
Lease Liability	911	2,406	22,446	25,763

Analysis by type of operating lease payments
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Fixed lease payments	1,301	1,306	1,309
Variable lease payments	982	1,207	751
Total	2,283	2,513	2,060

Lease expenses
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Depreciation expense of right-of-use assets	779	792	803
Finance expense on lease liabilities	606	654	668
Expense relating to short-term leases	6,587	3,865	114
	7,972	5,311	1,585

Maturity analysis of finance lease payments receivable
Amount
2021	$ 41,943
2022	26,591
2023	18,638
2024	11,058
2025	11,027
2026 and thereafter	-
Total	$ 109,257

Future minimum collections of net investment in lease
Collections Due by Period	December 31, 2020
December 31, 2021	$128
December 31, 2022	40
December 31, 2023	169

Total future minimum net investment in the lease collections	337
Less: amount representing interest	(37)

Present value of future minimum net investment in the lease collections (1)	$300

(1)Reflected in the balance sheet as net investment in the lease current and non-current.